Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of deposits [line items]
Demand	$ 541,715	$ 510,719
Notice	82,233	79,302
Term	409,375	421,864
Total deposits	1,033,323	1,011,885
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	194,114	182,745
Notice	62,462	61,761
Term	91,538	98,546
Total deposits	348,114	343,052
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	333,729	315,472
Notice	19,085	16,585
Term	291,469	292,254
Total deposits	644,283	624,311
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	13,872	12,502
Notice	686	956
Term	26,368	31,064
Total deposits	40,926	44,522
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	541,715	510,719
Notice	82,233	79,302
Term	409,375	421,864
Total deposits	1,033,323	1,011,885
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	139,665	123,402
Notice	7,871	7,390
Term	518	368
Total deposits	148,054	131,160
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	300,002	287,046
Notice	19,698	19,036
Term	288,866	310,492
Total deposits	608,566	616,574
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	46,606	43,831
Total deposits	46,606	43,831
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,605	7,190
Notice	53,856	52,046
Term	72,017	57,037
Total deposits	132,478	116,273
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	447	654
Total deposits	447	654
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	34,740	33,810
Notice	808	830
Term	36,390	37,250
Total deposits	71,938	71,890
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,143	7,372
Total deposits	7,143	7,372
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,507	7,414
Term	11,584	16,717
Total deposits	$ 18,091	$ 24,131